24 Share capital (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Amount of allotted and fully paid - classified as equity	£ 1,023	£ 1,003	£ 1,003
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of authorised shares	23,494,981	3,059,207	3,054,207
Amount of allotted and fully paid - classified as equity	£ 23,495	£ 3,059	£ 3,054
Deferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of authorised shares	1,000,001	1,000,001	1,000,001
Amount of allotted and fully paid - classified as equity	£ 1,000,001	£ 1,000,001	£ 1,000,001